                                            ------------------------------------
                                                        OMB APPROVAL
                                            ------------------------------------
                                            OMB Number:                3235-0006
                                            Expires:           December 31, 2009
                                            Estimated average
                                              burden hours per
                                              response:.................... 22.6
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [ ]; Amendment Number: _______________

     This Amendment (Check only one.):    [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SILVER LAKE GROUP, L.L.C.
Address:   2775 Sand Hill Road, Suite 100
           Menlo Park, CA 94025

Form 13F File Number: 028- _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James A. Davidson
Title:   Managing Member
Phone:   (650) 233-8130

Signature, Place, and Date of Signing:


/s/ James A. Davidson
--------------------------        Menlo Park, CA           February 12, 2008
[Signature]                       [City, State]            [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $268,220 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.   Form 13F File Number   Name
----   --------------------   ----
 1.    028-12354              Silver Lake (Offshore) AIV GP Ltd.
 2.    028-12356              Silver Lake Technology Associates, L.L.C.
 3.    028-12358              Silver Lake Technology Management, L.L.C.

                           FORM 13F INFORMATION TABLE
                            SILVER LAKE GROUP, L.L.C.
                     FOR QUARTER ENDED -- DECEMBER 31, 2007

                                                                                                         Voting Authority
                    Title of               Value    Shrs or prn  SH/            Investment    Other   ----------------------
Name of Issuer        Class     CUSIP    (x $1000)      amt      PRN  Put/Call  Discretion  Managers  Sole    Shared    None
------------------  --------  ---------  ---------  -----------  ---  --------  ----------  --------  ----  ----------  ----
GARTNER, INC.       COM       366651107   $232,240   13,225,518   SH               OTHER       2, 3         13,225,518
NETSCOUT SYSTEMS    COM       64115T104   $ 35,980    2,817,531   SH               OTHER       2, 3          2,817,531